Subsequent Events - Additional Information (Details) $ / shares in Units, € in Millions, $ in Millions				1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 17, 2021 $ / shares	Sep. 06, 2021	Jan. 31, 2021 USD ($) shares	Apr. 30, 2021 USD ($) ft² Number shares	Apr. 30, 2021 EUR (€) Number shares	Mar. 31, 2021 shares	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($) shares	Jul. 31, 2021 USD ($)	Jul. 01, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	May 11, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Oct. 31, 2018 USD ($)
Subsequent Event [Line Items]
Common stock reserved for issuance								164,090,744		744,530,269					124,539,703
Estimated lease commencement date				Jun. 01, 2024	Jun. 01, 2024
Annual Base Rent | $				$ 16.8
Lessee, Operating Lease, Option to Extend		six years		ten years	ten years
Contingent consideration, included in other non-current liabilities | $										$ 20.0
Dutch DNA Biotech B.V. [Member]
Subsequent Event [Line Items]
Business acquisition, Percentage of voting interests acquired												100.00%
Contingent consideration, included in other non-current liabilities | $												$ 20.0
Letter of Credit [Member]
Subsequent Event [Line Items]
Letter of credit | $										$ 14.7
Office And Laboratory [Member]
Subsequent Event [Line Items]
Area of Real Estate Property | ft²				152,000
2014 Stock Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock reserved for issuance								4,783,479							18,122,760
Allonnia [Member]
Subsequent Event [Line Items]
Additional common units									1,867,411				1,867,411
Total consideration of common unit | $									$ 12.7				$ 12.7
Number of common units received								3,600,000
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Additional common units									1,867,411	1,867,411
Series A Preferred Stock [Member] | Allonnia [Member]
Subsequent Event [Line Items]
Preferred units								180,000		22,500			22,500		2,970,000
Glycosyn Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount | $			$ 0.2					$ 5.4			$ 10.0				$ 5.7	$ 10.0
Interest Rate															7.50%
Glycosyn Promissory Note [Member] | Minimum [Member]
Subsequent Event [Line Items]
Interest Rate			7.50%
Glycosyn Promissory Note [Member] | Maximum [Member]
Subsequent Event [Line Items]
Interest Rate			12.50%
Subsequent Event [Member]
Subsequent Event [Line Items]
Estimated lease commencement date				Jun. 01, 2024	Jun. 01, 2024
Annual Base Rent | $				$ 12.9
Lessee, Operating Lease, Option to Extend				ten years	ten years
Subsequent Event [Member] | Dutch DNA Biotech B.V. [Member]
Subsequent Event [Line Items]
Payments to acquire businesses, Gross | €					€ 10
Business acquisition, Percentage of voting interests acquired				100.00%
Contingent consideration, included in other non-current liabilities | $				$ 20.0
Business combination, Number of milestones achieved | Number				1	1
Subsequent Event [Member] | Dutch DNA Biotech B.V. [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Business acquisition, Equity interest issued or issuable, Number of shares				1,633,937	1,633,937
Subsequent Event [Member] | Letter of Credit [Member]
Subsequent Event [Line Items]
Letter of credit | $				$ 9.1
Subsequent Event [Member] | Office And Laboratory [Member]
Subsequent Event [Line Items]
Area of Real Estate Property | ft²				152,000
Subsequent Event [Member] | 2014 Stock Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock, Capital shares reserved for future issuance, Increase						39,960,420
Subsequent Event [Member] | Allonnia [Member]
Subsequent Event [Line Items]
Additional common units			1,867,411
Total consideration of common unit | $			$ 12.7
Subsequent Event [Member] | Arcaea Llc FKA Kalo Ingredients Llc [Member]
Subsequent Event [Line Items]
Number of common units received							1,755,000
Number of days determining additional units received							90 days
Subsequent Event [Member] | Arcaea Llc FKA Kalo Ingredients Llc [Member] | License [Member]
Subsequent Event [Line Items]
Common units						9,000,000	9,000,000
Subsequent Event [Member] | Series A Preferred Stock [Member] | Allonnia [Member]
Subsequent Event [Line Items]
Preferred units			22,500
Proceeds from issuance of Preferred limited partners units | $			$ 0.2
Subsequent Event [Member] | Common Class A [Member] | Share Price Equals or Exceeds USD Twelve Point Five Zero Per share [Member]
Subsequent Event [Line Items]
Share price | $ / shares	$ 12.50
Number Of Consecutive Trading Days For Determining Share Price	20 days
Number Of Trading Days For Determining Share Price	30 days
Subsequent Event [Member] | Common Class A [Member] | PIPE Financing [Member]
Subsequent Event [Line Items]
Common stock, Shares subscribed but unissued														77,500,000
Share price | $ / shares														$ 10.00
Common stock, Subscriptions value | $														$ 775.0
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Sharebased Compensation Arrangement by Sharebased Payment Award, Options, Vested, Rate	10.00%
Subsequent Event [Member] | Earnout Shares [Member]
Subsequent Event [Line Items]
Sharebased Compensation Arrangement by Sharebased Payment Award, Options, Vested, Rate	25.00%
Sharebased Compensation Arrangement by Sharebased Payment Award Vesting percentage approved	100.00%
Subsequent Event [Member] | Minimum [Member] | 2014 Plan [Member]
Subsequent Event [Line Items]
Common stock reserved for issuance						130,759,452	130,759,452
Subsequent Event [Member] | Maximum [Member] | 2014 Plan [Member]
Subsequent Event [Line Items]
Common stock reserved for issuance						170,719,873	170,719,873
Subsequent Event [Member] | Glycosyn Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount | $			$ 0.2
Debt instrument, Frequency of periodic payment			quarterly payments
Subsequent Event [Member] | Glycosyn Promissory Note [Member] | Minimum [Member]
Subsequent Event [Line Items]
Interest Rate			7.50%
Subsequent Event [Member] | Glycosyn Promissory Note [Member] | Maximum [Member]
Subsequent Event [Line Items]
Interest Rate			12.50%